ACCUMULATED OTHER COMPREHENSIVE LOSS - Components of AOCL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (6,487)	$ (6,573)	$ (5,824)
Other comprehensive income (loss) before reclassification	468	139	(699)
Amounts reclassified from accumulated other comprehensive loss	(108)	(53)	(50)
Net current period other comprehensive income (loss)	360	86	(749)
Ending balance	(6,127)	(6,487)	(6,573)
Gains and (Losses) on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(695)	(775)	(733)
Other comprehensive income (loss) before reclassification	124	80	(42)
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net current period other comprehensive income (loss)	124	80	(42)
Ending balance	(571)	(695)	(775)
Available-for-sale Securities | Unrealized Gains and (Losses) on Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5,319)	(5,212)	(4,413)
Other comprehensive income (loss) before reclassification	(33)	(54)	(749)
Amounts reclassified from accumulated other comprehensive loss	(108)	(53)	(50)
Net current period other comprehensive income (loss)	(141)	(107)	(799)
Ending balance	(5,460)	(5,319)	(5,212)
Held-to-maturity Securities | Unrealized Gains and (Losses) on Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(473)	(586)	(678)
Other comprehensive income (loss) before reclassification	377	113	92
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net current period other comprehensive income (loss)	377	113	92
Ending balance	$ (96)	$ (473)	$ (586)